Putnam Investments
One Post Office Square
Boston, MA 02109
April 1, 2016

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Dynamic Asset Allocation Equity Fund (the “Fund”, a series of Putnam Investment Funds (the
“Trust”) (Reg. No. (333-515) (811- 07513) Post-Effective Amendment No. 233 to Registration Statement
on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Securities and Exchange Commission. The Amendment is marked to show changes from the Prospectus and Statement of Additional Information dated September 30, 2015, filed with the Commission on September 28, 2015. The Amendment is expected to become effective on or about June 1, 2016.

Reflected in the Amendment is disclosure relating to a new class of fund shares, class P shares.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 12577.

Very truly yours,

Venice Monagan
Associate Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP